UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report
November 30, 2024

WESTERN ASSET
GLOBAL HIGH INCOME
FUND INC. (EHI)

Fund objectives
The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.

Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

What’s inside

II
Western Asset Global High Income Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Global High Income Fund Inc. for the six-month reporting period ended November 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notice
Effective June 3, 2024, the named portfolio management team responsible for the day-to-day oversight of the Fund became as follows: Michael Buchanan, Ryan Brist, Ian Edmonds, Walter Kilcullen and Christopher Kilpatrick.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
December 31, 2024
Western Asset Global High Income Fund Inc.

III

Performance review
For the six months ended November 30, 2024, Western Asset Global High Income Fund Inc. returned 4.23% based on its net asset value (NAV)i and 2.70% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexii, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexiii, the J.P. Morgan Emerging Markets Bond Index Globaliv and the Composite Indexv, returned 4.65%, 6.92%, 6.10% and 5.89%, respectively, over the same time frame.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During this six-month period, the Fund made distributions to shareholders totaling $0.42 per share. As of November 30, 2024, the Fund estimates that 64% of the distributions were sourced from net investment income and 36% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$7.04 (NAV)	4.23%†
$6.73 (Market Price)	2.70%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “EHI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XEHIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Global High Income Fund Inc.

both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Global High Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
December 29, 2024
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk, call risk and interest rate risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options, futures contracts, swap agreements and credit default swaps, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. High yield bonds, also known as “junk bonds”, involve greater credit risk (risk of default) and liquidity risk than investment grade bonds. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention,
Western Asset Global High Income Fund Inc.

V

Performance review (cont’d)
actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
iii
The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
iv
The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.
v
The Composite Index reflects the blended rate of return of the following underlying indices: 33 1/3% Bloomberg U.S. Aggregate Index, 33 1/3% Bloomberg U.S. Corporate High Yield—2% Issuer Cap Index and 33 1/3% JPMorgan Emerging Markets Bond Index Global.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Global High Income Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

As of November 30, 2024
As of May 31, 2024
25%
20%
15%
10%
5%
0%
17.2
16.8
14.0
16.9
13.1
16.4
11.7
12.5
9.1
8.9
8.3
10.0
6.5
2.9
3.7
3.4
3.4
4.0
3.3
0.0
2.6
2.4
2.2
1.1
2.1
1.8
0.9
1.2
0.7
0.9
1.2
0.8
Sovereign bonds
Energy
Consumer discretionary
Financials
Communication services
Industrials
Collateralized mortgage obligations
Health care
Materials
Asset-backed securities
Information technology
U.S. government & agency obligations
Utilities
Consumer staples
Real estate
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of November 30, 2024, and May 31, 2024, and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 87.9%
Communication Services — 11.8%
Diversified Telecommunication Services — 4.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000	$599,365 (a)(b)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,090,000	1,585,480 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	470,000	134,996 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,150,000	311,096 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000	163,066 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	750,000	577,416 (a)(b)
British Telecommunications PLC, Senior Notes	3.250%	11/8/29	1,000,000	930,170 (a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	73,840
EchoStar Corp., Senior Secured Notes (6.750% PIK)	6.750%	11/30/30	1,351,110	1,221,222 (c)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	846,000	870,321 (a)(b)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	960,000	1,004,640 (a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	284,000	291,913
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,115,462 (a)
Total Diversified Telecommunication Services				8,878,987
Entertainment — 0.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	870,000	906,717 (a)(b)
Media — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	331,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,810,552 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	663,784 (a)(b)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.400%	4/1/30	1,500,000	$1,410,628 (b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	260,000	255,703 (a)(b)
DISH Network Corp. (3 mo. Term SOFR + 5.750%)	10.750%	11/9/29	2,365,000	2,560,351
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	480,000	417,600
United Group BV, Senior Secured Notes	5.250%	2/1/30	540,000 EUR	561,056 (d)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,260,000	1,076,015 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000 GBP	594,066 (a)
Total Media				9,681,496
Wireless Telecommunication Services — 2.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	930,000	923,016 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,210,000	1,668,471 (a)(b)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	668,413 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	601,677
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,411,330 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	489,217 (a)
Total Wireless Telecommunication Services				5,762,124

Total Communication Services				25,229,324
Consumer Discretionary — 16.6%
Automobile Components — 2.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000	524,711 (a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,450,000	1,450,783 (b)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	363,233 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,210,000	1,285,784 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	500,000	502,629 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	510,000	506,945 (a)
Total Automobile Components				4,634,085
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 1.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,490,000	$1,271,595 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	536,628 (b)
General Motors Co., Senior Notes	6.125%	10/1/25	350,000	352,928 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,500,000	1,358,619 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	500,000	499,040 (a)
Total Automobiles				4,018,810
Broadline Retail — 1.8%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	750,000	647,750 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,213,152 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,800,000	1,572,970 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	454,899 (d)
Total Broadline Retail				3,888,771
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,110,000	1,175,377 (a)(b)
Diversified Consumer Services — 0.6%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	510,000	471,546 (a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000	809,149 (b)
Total Diversified Consumer Services				1,280,695
Hotels, Restaurants & Leisure — 8.4%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,010,000 EUR	2,065,656 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	30,000	32,222 (a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000 EUR	2,541,586
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,210,000	1,206,887 (a)(b)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000	1,180,014 (b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	485,436 (a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	490,000	490,389 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	190,000	201,779 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,830,000	1,855,077 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000	1,898,574 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000	1,171,068 (a)(b)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Saga PLC, Senior Notes	5.500%	7/15/26	310,000 GBP	$377,838 (d)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	608,142
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	756,790 (a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000	156,329 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	813,484 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	270,000	250,830 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,330,000	1,296,862 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	470,000	496,805 (a)(b)
Total Hotels, Restaurants & Leisure				17,885,768
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	400,000	408,442
Specialty Retail — 1.0%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	480,213 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	520,000	528,733 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	177,398 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	590,000	428,816 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000	572,487 (b)
Total Specialty Retail				2,187,647

Total Consumer Discretionary				35,479,595
Consumer Staples — 0.7%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,178,266 (a)
Food Products — 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	299,000	297,373 (a)

Total Consumer Staples				1,475,639
Energy — 19.7%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000	512,421 (a)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	500,000	$533,101 (a)
Total Energy Equipment & Services				1,045,522
Oil, Gas & Consumable Fuels — 19.2%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,232,110 (b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,000,000	997,812 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	773,412 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	250,759 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	400,000	420,761 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	210,000	211,975 (a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	685,798 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,490,000	1,778,701 (e)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,320,000	911,977
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	84,000
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	672,983 (b)(f)(g)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000	1,029,171 (a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	552,233 (a)(b)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000	1,479,701 (a)(b)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,349,658 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	470,000	496,880 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	426,577 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,613,410 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	108,108	106,486 (a)(g)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,649,964 (a)(b)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	$452,695
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	317,701
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	534,823 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	400,000	403,273 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	2,870,244 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	497,812 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	978,821 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	186,556
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,982,000	3,469,810 (b)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	420,000	430,313 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	768,820 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	443,509 (b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	319,390 (a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,233,620 (b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,540,716 (b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	470,000	487,366 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	660,000	734,348 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	443,060
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,216,000	5,556,168 (e)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	381,921
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	589,452
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,533,961 (e)
Total Oil, Gas & Consumable Fuels				40,898,747

Total Energy				41,944,269
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 13.1%
Banks — 7.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,340,000	$1,204,976 (a)(b)(f)(g)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	1,000,000	913,694 (d)(g)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,000,000	999,920 (f)(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	534,720 (a)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,441,746 (a)(b)(f)(g)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,500,000	1,378,877 (b)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,209,950 (a)(b)(f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,096,628 (b)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,257,829 (a)(b)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	1,500,000	1,447,280 (b)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,468,775 (e)(f)(g)
Total Banks				15,954,395
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 1.3%
Credit Suisse AG AT1 Claim	—	—	4,900,000	$0 *(h)(i)(j)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,500,000	1,289,245 (b)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	330,000	349,293 (a)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	601,934 (d)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	546,217 (a)(f)(g)
Total Capital Markets				2,786,689
Consumer Finance — 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	417,390 (b)
Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,479,112 (e)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	210,000	221,989 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	136,709 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	986,943 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,083,115 (a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	300,000	277,068 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	500,000	516,087 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	930,000	821,194 (a)(b)
Total Financial Services				7,522,217
Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	320,000	323,877 (a)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	970,000	$1,000,028 (a)(b)

Total Financials				28,004,596
Health Care — 4.8%
Biotechnology — 0.5%
Amgen Inc., Senior Notes	5.150%	3/2/28	1,000,000	1,015,167 (b)
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	700,000	656,713 (a)(b)
Health Care Providers & Services — 2.0%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	418,314
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000	203,190 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,630,000	1,698,232 (a)(b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	580,000	563,717 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	641,054 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000	861,388 (b)
Total Health Care Providers & Services				4,385,895
Pharmaceuticals — 2.0%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000	695,820 (a)(b)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000 EUR	696,070 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	640,000	682,033 (a)
Par Pharmaceutical Inc., Escrow	—	—	310,000	0 *(a)(h)(i)(j)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,500,000	1,484,769 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	670,796 (b)
Total Pharmaceuticals				4,229,488

Total Health Care				10,287,263
Industrials — 9.8%
Aerospace & Defense — 0.8%
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	648,106 (a)(b)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	940,000	978,246 (a)(b)
Total Aerospace & Defense				1,626,352
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.5%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	$215,923 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	200,000	196,730 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	595,844 (a)(b)
Total Building Products				1,008,497
Commercial Services & Supplies — 1.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	50,000	48,699
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,590,000	1,694,081 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,350,000	1,478,922 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	440,000	465,731
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	440,000	456,849 (a)
Total Commercial Services & Supplies				4,144,282
Construction & Engineering — 0.4%
Arcosa Inc., Senior Notes	6.875%	8/15/32	260,000	268,653 (a)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	680,000	657,275 (a)
Total Construction & Engineering				925,928
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	417,871 (a)
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	810,000	796,813 (b)
Passenger Airlines — 4.8%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	1,280,000	1,271,456 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,040,000	1,099,505 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	705,121 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	5,050,000	5,083,083 (a)(b)(e)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	760,000	779,760 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,368,693	1,065,274 *(a)(k)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	230,000	179,012 *(a)(k)
Total Passenger Airlines				10,183,211
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — 0.8%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,130,000	$1,048,012 (a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	750,342 (b)
Total Trading Companies & Distributors				1,798,354

Total Industrials				20,901,308
Information Technology — 2.8%
Communications Equipment — 1.0%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	380,000	314,925 (a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	750,000	734,574 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	790,000	730,058 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	330,000	224,108 (a)
Total Communications Equipment				2,003,665
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	680,000	713,324 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	180,000	184,430 (a)
Total Electronic Equipment, Instruments & Components				897,754
IT Services — 0.2%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	390,000	400,874 (a)
Software — 0.3%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	590,000	615,442 (a)(b)
Technology Hardware, Storage & Peripherals — 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,327,640 (b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	625,204 (b)
Total Technology Hardware, Storage & Peripherals				1,952,844

Total Information Technology				5,870,579
Materials — 4.9%
Chemicals — 1.2%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	750,000	552,204 (d)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	210,000	219,783 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	877,567 (a)(b)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	930,000	$958,346 (a)
Total Chemicals				2,607,900
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	730,000	777,326 (a)
Containers & Packaging — 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	770,000	669,397 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	840,000	502,186 (a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,078,665 (b)
Total Containers & Packaging				2,250,248
Metals & Mining — 2.2%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	358,631 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,260,642 (e)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	630,000	675,494 (a)(b)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	500,000	498,120 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,513,395 (e)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	461,308
Total Metals & Mining				4,767,590

Total Materials				10,403,064
Real Estate — 0.9%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	106,893
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.875%	6/15/32	900,000	865,813 (b)
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	100,223	9,521 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	77,280	2,801 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	100,848	3,404 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,528 (d)(f)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	39,251	$834 (c)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	400,000	41,000 *(d)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	180,000	194,573 (a)
Total Real Estate Management & Development				253,661
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	710,000	733,669 (a)(b)

Total Real Estate				1,960,036
Utilities — 2.8%
Electric Utilities — 1.5%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	160,000	162,204 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	509,129 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	980,000	936,532 (d)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	470,000	470,240 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	570,000	579,719 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000	584,723 (a)(b)
Total Electric Utilities				3,242,547
Gas Utilities — 1.1%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,340,000	2,328,481 (b)
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	390,000	406,790 (a)

Total Utilities				5,977,818
Total Corporate Bonds & Notes (Cost — $175,550,800)				187,533,491
Sovereign Bonds — 23.9%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	500,000	475,134 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,091,553 (a)
Total Angola				1,566,687
Argentina — 1.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,985,208	1,292,867 (a)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	500,010	$496,260 (d)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,239,850 (a)
Total Argentina				3,028,977
Bahamas — 0.7%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,000,000	964,500 (a)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	446,887 (a)
Total Bahamas				1,411,387
Benin — 0.5%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,100,000	1,070,168 (a)
Brazil — 0.7%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	373,000 BRL	53,883
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	6,500,000 BRL	1,078,018
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	450,264
Total Brazil				1,582,165
Chile — 0.5%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,500,000	1,128,710
Colombia — 1.1%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	785,984 (b)
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,024,222 (b)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	830,000	549,813 (b)
Total Colombia				2,360,019
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	525,500 (a)
Dominican Republic — 1.7%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	37,500,000 DOP	630,891 (d)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	578,894 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,752,598 (a)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — continued
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	31,500,000 DOP	$629,828 (d)
Total Dominican Republic				3,592,211
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	500,000	276,443 (d)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	480,000	242,076 (a)
Total Ecuador				518,519
Egypt — 1.0%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,280,000	2,052,798 (d)
Ghana — 0.2%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	600,000	427,909 (a)
Guatemala — 0.6%
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,500,000	1,189,312 (a)
Indonesia — 1.2%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000	1,066,307 (d)
Indonesia Treasury Bond	6.875%	4/15/29	24,200,000,000 IDR	1,532,886
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000 IDR	14,391
Total Indonesia				2,613,584
Ivory Coast — 0.6%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,367,925 (a)
Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	591,535
Jordan — 0.4%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	916,271 (a)
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	500,000	501,101 (a)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Kenya — continued
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	$553,102 (a)
Total Kenya				1,054,203
Mexico — 1.4%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000	1,685,990
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000	1,234,051 (b)
Total Mexico				2,920,041
Mozambique — 0.3%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	583,741 (d)
Nigeria — 0.9%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	834,044 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,180,681 (d)
Total Nigeria				2,014,725
Oman — 0.8%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,600,000	1,613,736 (a)
Panama — 0.7%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,400,770
Peru — 0.9%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000	1,961,399 (b)
Philippines — 0.3%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	730,597
Qatar — 0.7%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,500,000	1,446,322 (a)
Saudi Arabia — 1.2%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,495,866 (a)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	1,000,000	974,899 (a)
Total Saudi Arabia				2,470,765
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senegal — 0.4%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	$379,551 (a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	600,000	506,068 (d)
Total Senegal				885,619
South Africa — 0.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	25,000,000 ZAR	946,678
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	452,089
Total South Africa				1,398,767
Supranational — 0.4%
European Bank for Reconstruction & Development, Senior Notes	4.250%	2/7/28	13,000,000,000 IDR	769,867
Turkey — 1.3%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,964,700
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000	728,101
Total Turkey				2,692,801
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	50,520	25,825 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	188,784	75,277 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	184,969	96,930 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	159,535	93,543 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	323,695	166,683 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	132,946	77,588 (a)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	416,179	$211,159 (a)
Total Ukraine				747,005
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	750,000	722,627 (a)
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	47,500,000 UYU	1,108,297
Zambia — 0.2%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	592,116	525,029 (d)

Total Sovereign Bonds (Cost — $48,501,574)				50,989,988
Collateralized Mortgage Obligations(m) — 9.2%
BANK, 2022-BNK43 D	3.000%	8/15/55	510,000	376,033 (a)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	8.249%	11/15/41	1,000,000	1,001,445 (a)(g)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	400,000	339,229 (a)(g)
BX Commercial Mortgage Trust, 2019- IMC E (1 mo. Term SOFR + 2.196%)	6.805%	4/15/34	870,000	851,529 (a)(g)
BX Commercial Mortgage Trust, 2024- KING E (1 mo. Term SOFR + 3.688%)	8.297%	5/15/34	410,000	408,092 (a)(g)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	320,000	292,956 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	540,000	489,739 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	450,000	348,168 (a)(g)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.508%	8/15/48	519,000	427,380 (g)
Extended Stay America Trust, 2021- ESH F (1 mo. Term SOFR + 3.814%)	8.423%	7/15/38	664,969	669,248 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	10.099%	1/25/50	750,000	829,752 (a)(g)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.984%	10/25/33	570,000	$686,661 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.534%	11/25/41	550,000	595,879 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B2 (30 Day Average SOFR + 8.500%)	13.234%	2/25/42	1,000,000	1,104,246 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA4 B2 (30 Day Average SOFR + 6.364%)	11.099%	10/25/49	1,000,000	1,100,856 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	12.349%	9/25/49	830,000	943,261 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.934%	11/25/41	1,000,000	1,056,730 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.734%	1/25/44	800,000	836,083 (a)(g)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	980,000	1,007,635 (a)(g)
GS Mortgage Securities Trust, 2015- GC30 D	3.384%	5/10/50	1,424,500	1,114,179
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.657%	5/15/38	500,000	499,282 (a)(g)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.731%	7/15/39	484,570	490,493 (a)(g)
Morgan Stanley Capital Trust, 2015- UBS8 C	4.728%	12/15/48	510,000	455,672 (g)
Morgan Stanley Capital Trust, 2016- BNK2 B	3.485%	11/15/49	530,000	439,585
Morgan Stanley Capital Trust, 2021- 230P B (1 mo. Term SOFR + 1.563%)	6.173%	12/15/38	540,000	509,735 (a)(g)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.960%	1/15/39	700,000	$663,519 (a)(g)
Towd Point Mortgage Trust, 2016-4 B5	4.045%	7/25/56	1,060,000	761,219 (a)(g)
UBS Commercial Mortgage Trust, 2018-C15 C	5.310%	12/15/51	345,000	318,575 (g)
Verus Securitization Trust, 2023-7 B1	7.893%	10/25/68	1,000,000	1,004,783 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $19,249,611)				19,621,964
Senior Loans — 8.7%
Communication Services — 0.5%
Media — 0.5%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	7.687%	5/1/26	720,000	629,755 (g)(n)(o)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	7.224%	4/30/28	500,000	498,550 (g)(n)(o)

Total Communication Services				1,128,305
Consumer Discretionary — 2.0%
Automobile Components — 0.8%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.687%	4/6/28	744,375	740,947 (g)(n)(o)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	996,492	964,420 (g)(n)(o)
Total Automobile Components				1,705,367
Diversified Consumer Services — 0.0%††
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.187%	4/13/28	324,000	80,009 (g)(n)(o)
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.823%	2/6/31	994,003	1,000,369 (g)(n)(o)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	8.073%	1/27/29	992,366	999,397 (g)(n)(o)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.860%	4/14/29	498,750	503,426 (g)(i)(n)(o)
Total Hotels, Restaurants & Leisure				2,503,192

Total Consumer Discretionary				4,288,568
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.6%
Beverages — 0.4%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	793,847	$800,575 (g)(n)(o)
Consumer Staples Distribution & Retail — 0.2%
Froneri International Ltd., Term Loan Facility B4 (1 mo. Term SOFR + 2.000%)	6.573%	9/17/31	496,114	496,466 (g)(n)(o)

Total Consumer Staples				1,297,041
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.573%	11/22/30	497,503	499,291 (g)(n)(o)

Financials — 1.3%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.187%	8/2/28	396,860	400,497 (g)(n)(o)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.573%	3/12/29	239,400	241,981 (g)(n)(o)
Financial Services — 0.7%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	1,050,000	1,061,435 (g)(n)(o)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.573%	7/31/31	399,000	400,580 (g)(n)(o)
Total Financial Services				1,462,015
Insurance — 0.3%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.673%	8/19/28	744,304	746,473 (g)(n)(o)

Total Financials				2,850,966
Health Care — 0.5%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.861%	10/23/28	948,263	955,020 (g)(n)(o)

Industrials — 2.0%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.104%	2/28/31	497,503	497,948 (g)(n)(o)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.115%	5/17/28	198,462	$159,265 (g)(n)(o)
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC, USD Term Loan	—	5/12/28	750,000	755,794 (p)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.109%	2/1/29	396,975	402,234 (g)(n)(o)
Total Commercial Services & Supplies				1,158,028
Construction & Engineering — 0.1%
Tutor Perini Corp., Term Loan (1 mo. Term SOFR + 4.750%)	9.437%	8/18/27	191,765	192,645 (g)(n)(o)
Machinery — 0.5%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (6 mo. Term SOFR + 3.500%)	8.588%	4/30/30	992,519	1,001,308 (g)(n)(o)
Passenger Airlines — 0.6%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.635%	2/22/31	1,210,750	1,219,958 (g)(n)(o)

Total Industrials				4,229,152
Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.073%	7/2/29	549,846	553,857 (g)(n)(o)
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	6.838%	8/17/29	508,388	512,455 (g)(n)(o)
Software — 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.573%	10/16/26	634,545	623,324 (g)(n)(o)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.104%	7/1/31	330,000	323,730 (g)(n)(o)
Total Software				947,054

Total Information Technology				2,013,366
Utilities — 0.2%
Electric Utilities — 0.2%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 2.000%)	6.573%	12/20/30	397,000	399,549 (g)(n)(o)
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 0.5%
Tanzania — 0.5%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	1,000,000	$988,750 (g)(h)(i)(n)(o)

Total Senior Loans (Cost — $18,820,896)				18,650,008
Asset-Backed Securities — 4.7%
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.278%	4/15/34	650,000	654,645 (a)(g)
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.616%	1/21/38	520,000	520,000 (a)(g)(h)(i)(q)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	11.060%	1/20/35	510,000	510,000 (a)(g)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.566%	1/20/38	440,000	439,988 (a)(g)(q)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.726%	10/23/34	600,000	602,144 (a)(g)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.731%	10/20/35	700,000	699,992 (a)(g)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.216%	1/20/38	440,000	440,000 (a)(g)(h)(q)
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%)	11.149%	7/20/37	500,000	501,903 (a)(g)
Beechwood Park CLO Ltd., 2019-1A ER (3 mo. Term SOFR + 6.500%)	11.147%	1/17/35	290,000	291,374 (a)(g)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	10.309%	4/17/30	1,000,000	1,001,875 (a)(g)
Goldentree Loan Management US CLO Ltd., 2020-7A ERR (3 mo. Term SOFR + 5.250%)	9.794%	4/20/34	350,000	349,989 (a)(g)
Goldentree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.352%	10/20/34	650,000	651,568 (a)(g)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.291%	10/20/37	800,000	799,923 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.316%	1/20/37	330,000	330,000 (a)(g)(h)(q)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.366%	1/25/37	440,000	440,000 (a)(g)(q)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	11.216%	1/20/38	610,000	610,000 (a)(g)(h)(i)(q)
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	270,000	$267,300 (a)(g)(h)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.129%	7/20/34	450,000	444,303 (a)(g)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.307%	10/24/37	360,000	360,000 (a)(g)

Total Asset-Backed Securities (Cost — $9,808,720)				9,915,004
U.S. Government & Agency Obligations — 3.1%
U.S. Government Obligations — 3.1%
U.S. Treasury Notes	4.125%	1/31/25	2,460,000	2,458,243
U.S. Treasury Notes	3.625%	8/31/29	1,150,000	1,127,315
U.S. Treasury Notes	3.875%	8/15/34	3,000,000	2,923,828

Total U.S. Government & Agency Obligations (Cost — $6,555,150)				6,509,386
			Shares
Preferred Stocks — 2.1%
Financials — 2.1%
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		57,564	1,412,621 (g)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		65,267	1,538,996 (g)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		66,471	1,617,239 (g)

Total Preferred Stocks (Cost — $4,543,055)				4,568,856
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.6%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
EchoStar Corp., Senior Secured Notes (3.875% PIK)	3.875%	11/30/30	1,162,030	1,297,116 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	206 (d)

Total Convertible Bonds & Notes (Cost — $1,292,033)				1,297,322
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,858	$42,362 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	1,277 *

Total Common Stocks (Cost — $46,908)				43,639
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $12,086)		5/28/28	12,623	1,866 *
Total Investments before Short-Term Investments (Cost — $284,380,833)				299,131,524
	Rate		Shares
Short-Term Investments — 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,701,825)	4.603%		3,701,825	3,701,825 (r)(s)
Total Investments — 141.9% (Cost — $288,082,658)				302,833,349
Liabilities in Excess of Other Assets — (41.9)%				(89,387,777)
Total Net Assets — 100.0%				$213,445,572

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of November 30, 2024.
(l)	The maturity principal is currently in default as of November 30, 2024.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	All or a portion of this loan has not settled as of November 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)	Securities traded on a when-issued or delayed delivery basis.
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated
Companies was $3,701,825 and the cost was $3,701,825 (Note 10).

See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At November 30, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.080%	9/24/2024	12/18/2024	$4,451,366	Corporate Bonds & Notes Cash	$4,659,599 99,741
Deutsche Bank AG	5.140%	11/14/2024	2/14/2025	2,124,965	Corporate Bonds & Notes Cash	2,502,339 47,614
Deutsche Bank AG	5.200%	9/18/2024	12/18/2024	4,625,600	Corporate Bonds & Notes Cash	4,759,623 103,645
Goldman Sachs Group Inc.	5.100%	11/12/2024	TBD ***	1,065,487	Corporate Bonds & Notes Cash	1,518,828 46,184
Goldman Sachs Group Inc.	5.250%	11/12/2024	TBD ***	780,164	Corporate Bonds & Notes Cash	1,072,204 33,816
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Royal Bank of Canada	5.120%	11/1/2024	1/30/2025	$5,252,520	Corporate Bonds & Notes	$5,664,948
				$18,300,102		$20,508,541

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of November 30, 2024.

At November 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	64,491,319	USD	3,098,682	JPMorgan Chase & Co.	1/15/25	$53,755
USD	3,263,070	MXN	64,491,319	JPMorgan Chase & Co.	1/15/25	110,633
USD	704,214	EUR	646,329	Bank of America N.A.	1/16/25	19,721
USD	2,884,401	EUR	2,616,664	Bank of America N.A.	1/16/25	113,231
USD	463,336	GBP	353,736	Bank of America N.A.	1/16/25	13,275
Net unrealized appreciation on open forward foreign currency contracts						$310,615

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$2,240,000	12/20/29	5.000% quarterly	$192,530	$188,935	$3,595

See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Global High Income Fund Inc.
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Summary of Investments by Country#
United States	54.9%
United Kingdom	4.2
Mexico	4.1
Cayman Islands	2.5
Brazil	2.3
France	1.8
Argentina	1.7
Colombia	1.7
Luxembourg	1.6
Turkey	1.3
South Africa	1.2
Dominican Republic	1.2
Ireland	1.2
Peru	1.1
Italy	1.1
Indonesia	1.0
Guatemala	1.0
Canada	0.9
Chile	0.8
Saudi Arabia	0.8
Germany	0.7
Egypt	0.7
Nigeria	0.7
Switzerland	0.7
Macau	0.6
Oman	0.5
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Global High Income Fund Inc.
Summary of Investments by Country# (cont’d)
Angola	0.5%
Qatar	0.5
Bahamas	0.5
Panama	0.5
Ivory Coast	0.5
Japan	0.5
Zambia	0.4
Uruguay	0.4
Benin	0.4
Kenya	0.3
Tanzania	0.3
Jordan	0.3
Senegal	0.3
Supranational	0.3
Ukraine	0.2
Philippines	0.2
United Arab Emirates	0.2
Israel	0.2
Netherlands	0.2
Jamaica	0.2
Mozambique	0.2
Slovenia	0.2
Costa Rica	0.2
Ecuador	0.2
Hong Kong	0.2
China	0.2
Singapore	0.1
Ghana	0.1
Kazakhstan	0.1
Jersey	0.1
Short-Term Investments	1.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of November 30, 2024, and are subject to change.
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)
November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $284,380,833)	$299,131,524
Investments in affiliated securities, at value (Cost — $3,701,825)	3,701,825
Foreign currency, at value (Cost — $434,232)	288,899
Cash	36,797
Interest receivable	4,092,151
Deposits with brokers for open reverse repurchase agreements	331,000
Unrealized appreciation on forward foreign currency contracts	310,615
Deposits with brokers for centrally cleared swap contracts	193,000
Dividends receivable from affiliated investments	6,054
Receivable from brokers — net variation margin on centrally cleared swap contracts	4,751
Security litigation proceeds receivable	3,451
Prepaid expenses	92,424
Total Assets	308,192,491
Liabilities:
Loan payable (Note 5)	70,000,000
Payable for open reverse repurchase agreements (Note 3)	18,300,102
Payable for securities purchased	3,530,000
Distributions payable	2,120,982
Interest and commitment fees payable	468,040
Investment management fee payable	210,611
Directors’ fees payable	645
Accrued foreign capital gains tax	50
Accrued expenses	116,489
Total Liabilities	94,746,919
Total Net Assets	$213,445,572
Net Assets:
Par value ($0.001 par value; 30,299,742 shares issued and outstanding; 100,000,000 shares authorized)	$30,300
Paid-in capital in excess of par value	347,737,217
Total distributable earnings (loss)	(134,321,945)
Total Net Assets	$213,445,572
Shares Outstanding	30,299,742
Net Asset Value	$7.04
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended November 30, 2024

Investment Income:
Interest	$10,755,929
Dividends from affiliated investments	73,023
Less: Foreign taxes withheld	(8,308)
Total Investment Income	10,820,644
Expenses:
Interest expense (Notes 3 and 5)	2,647,878
Investment management fee (Note 2)	1,138,884
Shareholder reports	61,490
Commitment fees (Note 5)	38,124
Audit and tax fees	36,736
Legal fees	27,742
Directors’ fees	27,250
Transfer agent fees	20,069
Fund accounting fees	10,078
Stock exchange listing fees	6,275
Custody fees	944
Insurance	822
Miscellaneous expenses	9,819
Total Expenses	4,026,111
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,192)
Net Expenses	4,023,919
Net Investment Income	6,796,725
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	596,839
Swap contracts	835
Forward foreign currency contracts	10,570
Foreign currency transactions	(15,161)
Net Realized Gain	593,083
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,594,919 ‡
Swap contracts	3,595
Forward foreign currency contracts	371,542
Foreign currencies	(45,005)
Change in Net Unrealized Appreciation (Depreciation)	3,925,051
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,518,134
Increase in Net Assets From Operations	$11,314,859

‡	Net of change in accrued foreign capital gains tax of $29.
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2024 (unaudited) and the Year Ended May 31, 2024	November 30	May 31
Operations:
Net investment income	$6,796,725	$14,191,784
Net realized gain (loss)	593,083	(14,905,876)
Change in net unrealized appreciation (depreciation)	3,925,051	19,967,606
Increase in Net Assets From Operations	11,314,859	19,253,514
Distributions to Shareholders From (Note 1):
Total distributable earnings	(10,604,910)	(11,930,220)
Return of capital	—	(6,542,582)
Decrease in Net Assets From Distributions to Shareholders	(10,604,910)	(18,472,802)
Fund Share Transactions:
Net proceeds from sale of shares from rights offering (7,574,935 and 0 shares issued, respectively)	49,751,748 ‡	—
Reinvestment of distributions (0 and 18,340 shares issued, respectively)	—	134,430
Increase in Net Assets From Fund Share Transactions	49,751,748	134,430
Increase in Net Assets	50,461,697	915,142
Net Assets:
Beginning of period	162,983,875	162,068,733
End of period	$213,445,572	$162,983,875

‡	Net of rights offering costs of $ 242,823 (Note 9).
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended November 30, 2024

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$11,314,859
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(92,077,953)
Sales of portfolio securities	50,168,826
Net purchases, sales and maturities of short-term investments	(1,938,177)
Net amortization of premium (accretion of discount)	(2,141,529)
Securities litigation proceeds	27,325
Decrease in receivable for securities sold	686,085
Increase in security litigation proceeds receivable	(3,451)
Increase in interest receivable	(302,008)
Increase in receivable from brokers — net variation margin on centrally cleared swap contracts	(4,751)
Decrease in prepaid expenses	6,556
Decrease in dividends receivable from affiliated investments	1,926
Decrease in payable for securities purchased	(3,584,386)
Increase in investment management fee payable	30,563
Decrease in Directors’ fees payable	(6,380)
Decrease in interest and commitment fees payable	(61,265)
Decrease in accrued expenses	(12,795)
Net realized gain on investments	(596,839)
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(3,966,461)
Net Cash Used in Operating Activities*	(42,459,855)
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(10,074,664)
Increase in payable for open reverse repurchase agreements	662,558
Net proceeds from sale of shares from rights offering	49,751,748
Net Cash Provided by Financing Activities	40,339,642
Net Decrease in Cash and Restricted Cash	(2,120,213)
Cash and restricted cash at beginning of period	2,969,909
Cash and restricted cash at end of period	$849,696

*	Included in operating expenses is $2,747,267 paid for interest and commitment fees on borrowings.
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
November 30, 2024
Cash	$325,696
Restricted cash	524,000
Total cash and restricted cash shown in the Statement of Cash Flows	$849,696
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts and for reverse repurchase agreements. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$7.17	$7.14	$8.50	$10.66	$9.75	$10.54
Income (loss) from operations:
Net investment income	0.27	0.62	0.69	0.79	0.72	0.76
Net realized and unrealized gain (loss)	0.24	0.22	(1.25)	(2.15)	0.96	(0.78)
Total income (loss) from operations	0.51	0.84	(0.56)	(1.36)	1.68	(0.02)
Less distributions from:
Net investment income	(0.42)[3]	(0.52)	(0.66)	(0.80)	(0.55)	(0.69)
Return of capital	—	(0.29)	(0.14)	—	(0.25)	(0.09)
Total distributions	(0.42)	(0.81)	(0.80)	(0.80)	(0.80)	(0.78)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.01 [4]
Dilutive impact of rights offering	(0.22)[5]	—	—	—	—	—
Anti-dilutive impact of tender offer	—	—	—	—	0.03 [6]	—
Net asset value, end of period	$7.04	$7.17	$7.14	$8.50	$10.66	$9.75
Market price, end of period	$6.73	$6.96	$6.65	$7.57	$10.40	$9.07
Total return, based on NAV[7,8]	4.08%	12.34%	(6.65)%	(13.52)%	18.06%	(0.17)%[9,10]
Total return, based on Market Price[11]	2.70%	17.46%	(1.84)%	(20.72)%	24.19%	2.66%
Net assets, end of period (millions)	$213	$163	$162	$193	$242	$428
Ratios to average net assets:
Gross expenses	4.48%[12]	4.46%	3.92%	1.89%	1.69%	2.76%[10]
Net expenses[14,15]	4.48 [12]	4.46	3.92	1.89	1.69	2.73 [10]
Net investment income	7.57 [12]	8.60	8.94	7.86	6.95	7.29
Portfolio turnover rate	20%	45%	75%	50%	43%	60%
Supplemental data:
Loan Outstanding, End of Period (000s)	$70,000	$70,000	$70,000	$77,000	$85,500	$158,000
Asset Coverage Ratio for Loan Outstanding[16]	405%	333%	332%	350%	383%	371%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[16]	$4,049	$3,328	$3,315	$3,505	$3,829	$3,706
Weighted Average Loan (000s)	$70,000	$70,000	$74,603	$83,148	$111,103	$175,765
Weighted Average Interest Rate on Loan	6.01%	6.11%	4.30%	1.00%	0.92%	2.74%
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2019[1]	2018[1]	2017[1]	2016[1]	2015[1]
Net asset value, beginning of period	$10.58	$11.31	$10.55	$12.33	$13.59
Income (loss) from operations:
Net investment income	0.72	0.73	0.82	0.97	0.99
Net realized and unrealized gain (loss)	(0.04)	(0.69)	0.98	(1.59)	(1.09)
Total income (loss) from operations	0.68	0.04	1.80	(0.62)	(0.10)
Less distributions from:
Net investment income	(0.70)	(0.75)	(0.93)	(1.16)	(1.16)
Return of capital	(0.04)	(0.03)	(0.11)	—	—
Total distributions	(0.74)	(0.78)	(1.04)	(1.16)	(1.16)
Anti-dilutive impact of repurchase plan	0.03 [4]	0.01 [4]	—	—	—
Net asset value, end of period	$10.54	$10.58	$11.31	$10.55	$12.33
Market price, end of period	$9.59	$9.18	$10.23	$9.52	$10.91
Total return, based on NAV[7,8]	6.90%	0.29%	17.82%	(4.66)%	(0.66)%
Total return, based on Market Price[11]	13.17%	(2.99)%	19.21%	(1.08)%	(6.76)%
Net assets, end of period (millions)	$465	$475	$512	$327	$383
Ratios to average net assets:
Gross expenses	2.54%	2.06%[13]	1.89%[13]	1.79%[13]	1.55%
Net expenses[14]	2.52	2.02 [13]	1.82 [13]	1.72 [13]	1.48
Net investment income	6.93	6.58	7.41	8.99	7.74
Portfolio turnover rate	89%	97%	78%	71%	40%
Supplemental data:
Loan Outstanding, End of Period (000s)	$180,000	$168,000	$171,000	$120,000	$125,000
Asset Coverage Ratio for Loan Outstanding[16]	358%	383%	399%	373%	406%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[16]	$3,583	$3,829	$3,992	$3,729	$4,062
Weighted Average Loan (000s)	$177,490	$170,507	$156,400	$120,027	$102,205
Weighted Average Interest Rate on Loan	3.06%	2.36%	1.72%	1.18%	0.97%

See Notes to Financial Statements.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
The repurchase plan was completed at an average repurchase price of $7.50 for 239,229 shares and $1,781,056 for the year ended May 31, 2020, $8.74 for 816,259 shares and $7,135,435 for the year ended May 31, 2019, and $9.50 for 319,205 shares and $3,031,002 for the year ended May 31, 2018.

[5]	The rights offering was completed at a price of $6.60 for 7,574,935 shares and $49,994,571 for the period ended November 30 2024.
[6]	The tender offer was completed at a price of $10.39 for 21,170,180 shares and $219,958,165 for the year ended May 31, 2021.
[7]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[9]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.27% for the year ended May 31, 2020.
[10]
Included in the expense ratios and total return are certain non-recurring legal and transfer agent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.49% and 2.47%, respectively, and total return would have been 0.04% for the year ended May 31, 2020.

[11]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[12]	Annualized.
[13]
Included in the expense ratios are certain non-recurring reorganization fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended
May 31, 2018, would have been 1.87% and 1.80%, respectively, for the year ended May 31, 2017 and 1.76% and
1.69%, respectively, for the year ended May 31, 2016.

[14]	Reflects fee waivers and/or expense reimbursements.
[15]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[16]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$41,837,783	$106,486	$41,944,269
Financials	—	28,004,596	0 *	28,004,596
Health Care	—	10,287,263	0 *	10,287,263
Other Corporate Bonds & Notes	—	107,297,363	—	107,297,363
Sovereign Bonds	—	50,989,988	—	50,989,988
Collateralized Mortgage Obligations	—	19,621,964	—	19,621,964
Senior Loans:
Consumer Discretionary	—	3,785,142	503,426	4,288,568
Sovereign Bonds	—	—	988,750	988,750
Other Senior Loans	—	13,372,690	—	13,372,690
Asset-Backed Securities	—	8,785,004	1,130,000	9,915,004
U.S. Government & Agency Obligations	—	6,509,386	—	6,509,386
Preferred Stocks	$4,568,856	—	—	4,568,856
Convertible Bonds & Notes	—	1,297,322	—	1,297,322
Common Stocks	43,639	—	—	43,639
Warrants	—	1,866	—	1,866
Total Long-Term Investments	4,612,495	291,790,367	2,728,662	299,131,524
Short-Term Investments†	3,701,825	—	—	3,701,825
Total Investments	$8,314,320	$291,790,367	$2,728,662	$302,833,349
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$310,615	—	$310,615
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	3,595	—	3,595
Total Other Financial Instruments	—	$314,210	—	$314,210
Total	$8,314,320	$292,104,577	$2,728,662	$303,147,559

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$42	—	$(42)	$106,486
Financials	$147,000	—	—	(147,000)	—
Health Care	—	—	—	—	—
Senior Loans:
Consumer Discretionary	—	(160)	—	2,342	501,244
Sovereign Bonds	995,000	—	—	(6,250)	—
Asset-Backed Securities	—	—	—	—	1,130,000
Total	$1,142,000	$(118)	—	$(150,950)	$1,737,730

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2024[1]
Corporate Bonds & Notes:
Energy	—	—	—	$106,486	$(42)
Financials	—	—	—	0 *	(147,000)
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	503,426	2,342
Sovereign Bonds	—	—	—	988,750	(6,250)
Asset-Backed Securities	—	—	—	1,130,000	—
Total	—	—	—	$2,728,662	$(150,950)

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2024, the total notional value of all credit default swaps to sell protection was $2,240,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2024, see Note 4.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of November 30, 2024, there were $50 of capital gains tax liabilities accrued on unrealized gains.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities. Western Asset London and Western Asset Singapore do not receive any compensation from the Fund and are compensated by Western Asset for its services to the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
During the periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $2,192, all of which was an affiliated money market fund waiver.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$82,241,661	$9,836,292
Sales	48,654,717	1,514,109
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$289,891,744	$17,819,378	$(4,877,773)	$12,941,605
Forward foreign currency contracts	—	310,615	—	310,615
Swap contracts	188,935	3,595	—	3,595
Transactions in reverse repurchase agreements for the Fund during the six months ended November 30, 2024 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$17,980,622	5.561%	$18,355,137

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 5.080% to 6.000% during the six months ended November 30, 2024. Interest expense incurred on reverse repurchase agreements totaled $508,289.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2024.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$310,615	—	$310,615
Centrally cleared swap contracts[2]	—	$3,595	3,595
Total	$310,615	$3,595	$314,210

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$835	$835
Forward foreign currency contracts	$10,570	—	10,570
Total	$10,570	$835	$11,405

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$3,595	$3,595
Forward foreign currency contracts	$371,542	—	371,542
Total	$371,542	$3,595	$375,137
During the six months ended November 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$2,308,650
Forward foreign currency contracts (to sell)	8,402,225
Average Notional Balance
Credit default swap contracts (sell protection)	$320,000
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$146,227	—	$146,227	—	$146,227
JPMorgan Chase & Co.	164,388	—	164,388	—	164,388
Total	$310,615	—	$310,615	—	$310,615
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Margin Loan and Security Agreement (the “BofA Credit Agreement”) with the Bank of America, N.A. (“BofA”). The BofA Credit Agreement allows the Fund to borrow up to an aggregate amount of $120,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The BofA Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain material investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BofA Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the BofA Credit Agreement for the six months ended November 30, 2024 was $2,139,589. For the six months ended November 30, 2024, the Fund incurred commitment fees of $38,124. For the six months ended November 30, 2024, the average daily loan balance was $70,000,000 and the weighted average interest rate was 6.01%. At November 30, 2024, the Fund had $70,000,000 of borrowings outstanding per the Credit Agreement.
6. Distributions subsequent to November 30, 2024
The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/21/2024	12/2/2024	$0.0700
12/23/2024	12/31/2024	$0.0700
1/24/2025	2/3/2025	$0.0700
2/21/2025	3/3/2025	$0.0700
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2024, and the year ended May 31, 2024, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through November 30, 2024, the Fund repurchased 1,374,693 shares or 3.04% of its common shares outstanding for a total amount of $11,947,493.
8. Capital shares
The Fund filed a registration statement with the Securities and Exchange Commission, effective March 7, 2024, authorizing the Fund to offer and sell shares of common stock having an aggregate offering price of up to $75,000,000. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current net asset value per common share. Costs incurred by the Fund in connection the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from the sale of shares on the Statement of Changes in Net Assets, if applicable. Any deferred shares remaining at the end of the life of the shelf offering period will be expensed.
9. Rights offering
On August 29, 2024, the Fund announced that the Fund’s Board of Directors had approved a transferable rights offering (“Rights”) to common shareholders of record (“Record Date”) as of September 9, 2024, to subscribe for additional shares of common stock for up to an aggregate offering price of $50,000,000. The Rights offering expired on October 8, 2024 Each Record Date stockholder received one right for each outstanding whole common share held. The Rights holders were entitled to purchase one additional share of common stock for every three Rights held (“Primary Subscription”) at the final subscription price (“Subscription Price”) per share. Stockholders who held fewer than three common shares on Record Date were entitled to subscribe for one common share, and fractional shares were not issued. The Subscription Price was determined based upon a formula equal to 92.5% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange (“NYSE”) on the expiration date and each of the four preceding trading days (“Formula Price”). If, however, the Formula Price was less than 90% of the net asset value per share of common stock at the close of trading on the NYSE on the expiration date, then the Subscription Price was 90% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE on that day. Record Date stockholders who fully exercised their Rights in the Primary Subscription were eligible for an over-subscription privilege entitling those stockholders to subscribe for any additional shares of common stock not purchased pursuant to the Primary Subscription, subject to
Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
certain limitations, allotment and the right of the Board of Directors to have eliminated the over-subscription privilege. Holders of Rights acquired in the secondary market were not able to participate in the over-subscription privilege. The Rights offering resulted in the issuance of 7,574,935 shares of common stock. The gross proceeds from the Rights offering were $49,994,571. The Fund received the gross proceeds of the Rights offering less fees and expenses totaling $242,823. The shares of common stock subscribed were issued on October 16, 2024.
10. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2024. The following transactions were effected in such company for the six months ended November 30, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,670	$101,875,948	101,875,948	$98,204,793	98,204,793

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$73,023	—	$3,701,825
11. Deferred capital losses
As of May 31, 2024, the Fund had deferred capital losses of $142,622,530, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Global High Income Fund Inc. 2024 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Global High Income Fund Inc. was held on October 18, 2024 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors
Nominees	For	Withheld	Abstain

Nisha Kumar	13,897,504	902,297	547,959
Jane Trust	13,921,781	866,253	559,726
At the Meeting, Mses. Kumar and Trust were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2027 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At November 30, 2024, in addition to Mses. Kumar and Trust, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Daniel P. Cronin
Paolo M. Cucchi
Anthony Grillo (Effective November 15, 2024)
Eileen A. Kamerick
Peter Mason (Effective November 15, 2024)
Hillary A. Sale (Effective November 15, 2024)
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES

14,337,375	516,475	493,909	N/A
Western Asset Global High Income Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Global High Income Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset Global High Income Fund Inc.

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Western Asset
Global High Income Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo*
Eileen A. Kamerick**
Chair
Nisha Kumar
Peter Mason*
Hillary A. Sale*
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Global High Income Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
EHI
*
Effective November 15, 2024, Ms. Sale and Messrs. Grillo and Mason became Directors of the Fund.
**
Effective November 15, 2024, Ms. Kamerick became Chair of the Board.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•
Personal information included on applications or other forms;
•
Account balances, transactions, and mutual fund holdings and positions;
•
Bank account information, legal documents, and identity verification documentation; and
•
Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•
Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•
Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•
Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
The Funds’ representatives such as legal counsel, accountants and auditors to enable the
Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global High Income Fund Inc.
Western Asset Global High Income Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Global High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
WASX010654  1/25

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global High Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2025